Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Goodwill [Line Items]
Balance as of beginning of year	$ 3,400	$ 3,395	$ 3,393
Acquisitions/purchase accounting adjustment	20		2
Currency translation	(1)	5
Balance as of end of year	$ 3,419	$ 3,400	$ 3,395